Reserves for Future Policy Benefits and Contract Owner Account Balances (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Future policy benefits:
Total future policy benefits	$ 14,098.4	$ 15,493.6
Contract owner account balances:
Total contract owner account balance	69,908.3	70,562.1
Individual and group life insurance contracts
Future policy benefits:
Total future policy benefits	8,253.9	8,132.4
Guaranteed benefits on annuity contracts, and payout contracts with life contingencies
Future policy benefits:
Total future policy benefits	4,931.7	6,371.5
Accident and health
Future policy benefits:
Total future policy benefits	912.8	989.7
GICs
Contract owner account balances:
Total contract owner account balance	2,581.9	3,642.8
Universal life type contracts
Contract owner account balances:
Total contract owner account balance	16,851.5	16,915.0
Fixed annuities and payout contracts without life contingencies
Contract owner account balances:
Total contract owner account balance	37,563.5	37,577.2
Fixed indexed annuities
Contract owner account balances:
Total contract owner account balance	$ 12,911.4	$ 12,427.1